Shareholder Report, Average Annual Return (Details) 193182_21Shares FTSE Crypto 10 Index ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
21Shares FTSE Crypto 10 Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		21Shares FTSE Crypto 10 Index ETF NAV
Average Annual Return, Percent	(14.21%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	0.11%
FTSE Crypto 10 Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Crypto 10 Select Index
Average Annual Return, Percent	(14.67%)